PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

17   PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company financial information of TCTM.

Condensed Balance Sheets

	December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	5,251	1,504	206
Prepaid expenses and other current assets	226	112	15
Due from subsidiaries	380,470	438,701	60,102
Total current assets	385,947	440,317	60,323
Investment in subsidiaries	(1,560,377)	(1,852,411)	(253,779)
Total assets	(1,174,430)	(1,412,094)	(193,456)
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities (1)	4,155	346,837	47,516
Due to subsidiaries	319,198	43,927	6,018
Total current liabilities	323,353	390,764	53,534
Total liabilities	323,353	390,764	53,534

Commitments and contingencies	—	—	—

Shareholders’ deficit:
Class A ordinary shares (US$0.001 par value, 860,000,000 shares authorized, 57,861,327 and 58,730,507 shares issued, 46,756,137 and 42,505,619 shares outstanding as of December 31, 2023 and 2024, respectively)	364	370	51
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	74	74	10
Treasury shares (11,105,190 and 16,224,888 Class A ordinary shares as of December 31, 2023 and 2024, at cost)	(479,346)	(486,706)	(66,679)
Additional paid-in capital	1,360,901	1,643,672	225,182
Accumulated other comprehensive income	48,216	54,266	7,435
Accumulated deficit	(2,427,992)	(3,014,534)	(412,989)
Total shareholders’ deficit	(1,497,783)	(1,802,858)	(246,990)
Total liabilities and shareholders’ deficit	(1,174,430)	(1,412,094)	(193,456)
(1)	Mainly related to repurchase of treasury shares.

17   PARENT ONLY FINANCIAL INFORMATION (CONTINUED)

Condensed Statements of Comprehensive (Loss) Income

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue	—	—	7,054	966
Selling and marketing expenses	(8)	—	—	—
General and administrative expenses	(34,558)	(11,625)	(123,062)	(16,859)
Operating loss	(34,566)	(11,625)	(116,008)	(15,893)
Equity in income (loss) of subsidiaries	117,266	20,415	(471,086)	(64,538)
Foreign currency exchange gains	2,480	106	620	85
Interest (expense) income	(1,660)	30	(68)	(9)
income (Loss) before income taxes	83,520	8,926	(586,542)	(80,355)
Income tax expense	—	—	—	—
Net income (loss)	83,520	8,926	(586,542)	(80,355)
Other comprehensive (loss) income
Foreign currency translation adjustment	965	(1,448)	6,050	829
Comprehensive income (loss)	84,485	7,478	(580,492)	(79,526)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating activities:
Net cash (used in) provided by operating activities	(5,699)	4,902	(2,234)	(306)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	107	227	142	19
Proceeds of borrowings from a related party	—	—	5,000	685
Repurchase of treasury shares	(17,103)	(2,428)	(7,360)	(1,008)
Net cash used in financing activities	(16,996)	(2,201)	(2,218)	(304)
Changes in cash and cash equivalents	(22,695)	2,701	(4,452)	(610)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,033	706	705	97
Net (decrease) increase in cash and cash equivalents	(21,662)	3,407	(3,745)	(513)
Cash and cash equivalents at beginning of year	23,506	1,844	5,251	719
Cash and cash equivalents at end of year	1,844	5,251	1,504	206